Long-Term Investments - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Balance sheet data:
Current assets	¥ 3,233,805		¥ 3,779,680		$ 462,429
Non-current assets	1,450,067		1,724,621		207,356
Current liabilities	2,549,391		3,081,781		364,558
Non-current liabilities	176,133		215,394		25,187
Operating data:
Gross profit	834,033	$ 119,265	545,195	¥ 437,563
Net loss	(235,152)	(33,625)	(601,586)	(593,869)
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	147,042		195,615		21,027
Non-current assets	1,050,780		1,155,477		150,260
Current liabilities	74,784		48,443		10,694
Non-current liabilities	4,341		8,632		$ 621
Operating data:
Revenues	30,650	4,383	75,805	156,948
Gross profit	22,956	3,283	(12,085)	19,206
Operating loss	(28,623)	(4,093)	(150,914)	(64,535)
Net loss	¥ (28,462)	$ (4,070)	¥ (148,523)	¥ (60,929)